DESCRIPTION OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents related to credit and debit card	$ 501.8	$ 364.5
Restricted cash	$ 8.2	$ 41.6